Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2023
Property, plant and equipment
Schedule of property, plant and equipment
Cost	Computers and equipment	Leasehold improvements	Right of use assets	Total
At December 31, 2021	$909	$182	$1,907	$2,998
Additions	-	-	56	56
Disposals	-	-	(70)	(70)
Effect of movements in exchange rates	39	1	37	77
At December 31, 2022	$948	$183	$1,930	$3,061
Effect of movements in exchange rates	(14)	(1)	(15)	(30)
At December 31, 2023	$934	$182	$1,915	$3,031

Accumulated amortization	Computers and equipment	Leasehold improvements	Right of use assets	Total
At December 31, 2021	$431	$171	$785	$1,387
Amortization	158	2	301	461
Effect of movements in exchange rates	16	-	10	26
At December 31, 2022	$605	$173	$1,096	$1,874
Amortization	125	2	307	434
Effect of movements in exchange rates	(6)	(1)	(6)	(13)
At December 31, 2023	$724	$174	$1,397	$2,295

Carrying amounts	Computers and equipment	Leasehold improvements	Right of use assets	Total
At December 31, 2022	$343	$10	$834	$1,187
At December 31, 2023	$210	$8	$518	$736